Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Theatrical Film Costs [Abstract]
Released, less amortization	¥ 1,571,099	$ 231,398	¥ 891,574
In production	3,080,104	453,650	3,074,946
In development	865,892	127,532	388,701
Released, less amortization and impairment
— Predominantly monetized with other content assets	1,516,977	223,427
— Predominantly monetized on its own	54,122	7,971
In production, less impairment
— Predominantly monetized with other content assets	2,897,231	426,716
— Predominantly monetized on its own	182,873	26,934
In development, less impairment
— Predominantly monetized with other content assets	774,712	114,103
— Predominantly monetized on its own	91,180	13,429
Total	¥ 5,517,095	$ 812,580	¥ 4,355,221